Related party transactions - Other (Details) - EUR (€) € in Thousands		3 Months Ended	12 Months Ended
	Sep. 01, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
MK Technology GmbH | voxeljet China
Related parties
Ownership interest in associate (as a percent)	15.00%
Jin Tianshi | voxeljet China
Related parties
Ownership interest in associate (as a percent)	15.00%
Franz Industriebeteiligungen office space
Related parties
Rent expense			€ 3	€ 3	€ 2
Paintings in administrative building
Related parties
Rent expense						€ 2
Acquired goods from related parties					2
Andreas Schmid Logistik AG, Gersthofen
Related parties
Services received from related parties			0	25	56
Suzhou Meimai Fast Manufacturing Technology
Related parties
Revenue from related parties			146	25	164
DSCS Digital Supply Chain Solutions GmbH, Gersthofen
Related parties
Revenue from related parties			€ 0	€ 0	€ 13
Ownership interest in associate (as a percent)			33.30%	33.30%	33.30%
Susanne Ederer-Pausewang , Wife of Chief Executive Officer
Related parties
Sales of property and other assets from related parties		€ 27
Michele Neuber
Related parties
Services received from related parties			€ 2	€ 2	€ 2
Simon Franz
Related parties
Services received from related parties					€ 9
Lisa Franz
Related parties
Services received from related parties			€ 2